Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Accounts receivable, net - related parties	$ 663	$ 386
Executive Officer
Related party transactions
Payments to related party	40
Exclusive Resorts
Related party transactions
Payments to related party	$ 2,600	$ 3,400